American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
April 30, 2020

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 65.8%
Equity Growth Fund Investor Class	497,307	14,128,485
Focused Dynamic Growth Fund Investor Class(2)	503,264	17,070,716
Growth Fund Investor Class	812,035	28,672,972
Heritage Fund Investor Class	1,251,774	23,933,921
Large Company Value Fund Investor Class	3,316,510	30,246,574
Mid Cap Value Fund Investor Class	1,557,030	21,315,746
Small Cap Growth Fund Investor Class	470,194	7,824,029
Small Cap Value Fund Investor Class	1,285,861	7,599,441
Sustainable Equity Fund Investor Class	951,984	28,035,936
		178,827,820
International Equity Funds — 34.2%
Emerging Markets Fund Investor Class	2,267,147	22,512,770
International Growth Fund Investor Class	2,218,327	24,867,451
Non-U.S. Intrinsic Value Fund Investor Class	2,149,724	15,435,017
NT Global Real Estate Fund Investor Class	828,945	7,568,271
NT International Small-Mid Cap Fund Investor Class	1,510,016	13,846,843
NT International Value Fund Investor Class	1,194,493	8,839,247
		93,069,599
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $237,288,018)		271,897,419
OTHER ASSETS AND LIABILITIES†		32,720
TOTAL NET ASSETS — 100.0%		$271,930,139

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$35,304	$1,524	$15,205	$(7,495)	$14,128	497	$6,103	$1,524
Focused Dynamic Growth Fund(3)	—	18,656	3,669	2,084	17,071	503	102	—
Growth Fund	39,780	4,569	12,259	(3,417)	28,673	812	3,013	2,358
Heritage Fund	26,847	3,837	2,636	(4,114)	23,934	1,252	16	2,761
Large Company Value Fund	35,991	3,534	5,244	(4,034)	30,247	3,317	(295)	719
Mid Cap Value Fund	25,084	975	1,658	(3,085)	21,316	1,557	(164)	245
Small Cap Growth Fund	—	8,552	193	(535)	7,824	470	(25)	384
Small Cap Value Fund	—	9,368	—	(1,769)	7,599	1,286	—	161
Sustainable Equity Fund	—	31,692	1,952	(1,704)	28,036	952	(407)	184
Emerging Markets Fund	25,100	1,509	1,563	(2,533)	22,513	2,267	19	347
International Growth Fund	29,672	387	4,038	(1,154)	24,867	2,218	116	132
Non-U.S. Intrinsic Value Fund(4)	16,897	4,198	488	(5,172)	15,435	2,150	(3)	799
NT Global Real Estate Fund	9,492	1,006	1,708	(1,222)	7,568	829	94	379
NT International Small-Mid Cap Fund	15,594	483	877	(1,353)	13,847	1,510	(10)	267
NT International Value Fund	9,958	2,543	2,100	(1,562)	8,839	1,194	(334)	420
Core Equity Plus Fund	11,861	389	8,520	(3,730)	—	—	3,567	389
NT Disciplined Growth Fund	12,197	—	9,798	(2,399)	—	—	2,736	—
Small Company Fund	14,374	333	10,946	(3,761)	—	—	4,044	38
	$308,151	$93,555	$82,854	$(46,955)	$271,897	20,814	$18,572	$11,107

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.